Disclosure of additional information about other employee benefit plans (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Opening defined benefit obligation	$ 107,829	$ 89,005
Current service cost	3,455	2,614
Past service cost	255	0
Interest cost	3,683	3,567
Effects of movements in exchange rates	(8,587)	7,026
Arising from changes in demographic assumptions	(9,996)	1,172
Arising from changes in financial assumptions	2,809	6,761
Arising from experience adjustments	(3,472)	(120)
Benefits paid	(2,448)	(2,196)	$ (1,949)
Closing defined benefit obligation	$ 93,528	$ 107,829